UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23431

Emles Trust

(Exact name of registrant as specified in charter)

5323 Anita Street, Dallas TX 75206

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:   833-673-2661

Date of fiscal year end:     June 30

Date of reporting period:     December 31, 2021

Item 1. Reports to Stockholders.

2021 SEMI-ANNUAL REPORT

Emles Trust

Emles Alpha Opportunities ETF (EOPS)

Emles Federal Contractors ETF (FEDX)

Emles Luxury Goods ETF (LUXE)

Emles Made in America ETF (AMER)

Emles Real Estate Credit ETF (REC)

Emles @Home ETF (LIV)

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

www.emles.com

Dear Shareholder,

Looking back at 2021, many of us have the shared reflection that it feels like a repeat of the prior year, just without the huge sell-off we experienced in March of 2020. Certainly, 2021 had many of the same qualities as 2020 for investors on a personal level (fear, frustration, and anxiety), but we saw a difference on both a personal level and in financial terms as the themes of reopening versus staying at home struggled to establish dominance. Despite the many challenges the pandemic has presented and continues to present, we have seen an incredible response to our collective hopefulness towards the future in how people and companies alike have used these challenging times to create new opportunities and continue progress in an effort for recovery. Who could have imagined the S&P 500 Index would return in excess of 26% in 2021 in light of everything happening in the United States and indeed the world?

At Emles, we have worked hard to maintain this mentality of hopefulness and progress to continue to build this company and tap into new opportunities that all investors can participate in. 2021 was our first full calendar year for our ETF lineup. It offered us an opportunity to build on our initial launch from Q4 of 2020 and to evaluate where we could refine or strengthen our investment products to best serve our shareholders. In response to this, we launched Emles Alpha Opportunities ETF (EOPS), our first actively managed, long-short equity and options-based ETF and made the decision to liquidate the Emles Protective Allocation ETF. We look to always put our shareholders first, whether it is offering a new and differentiated strategy, providing access to a new asset class or vehicle, or critically reviewing our product set. These are the values we carry daily at our core and appreciate the trust you place in us to help you towards fulfilling your financial goals.

With the addition of our latest ETF, Emles Alpha Opportunities ETF (EOPS), we have been able to further expand our depth of solutions to offer an innovative long-short equity ETF with an overlay of options. EOPS is driven by fundamental research and catalyst trading of deep value stocks, all within an active ETF investment vehicle. We believe that this product will provide a credible solution to investors looking for total returns in all types of market cycles.

But this is not where the story ends; in this first full year of our ETFs being available on the market, we saw exciting responses and interest to the strategies we offer. The Mutual Fund Industry and ETF Awards, organized by Fund Intelligence, awarded our Emles Real Estate Credit ETF (REC) as a 2021 winner in the category “Newcomer Fixed Income ETF of the Year” and our affiliate index provider (Emles Indexing) also won the 2021 Index Provider of the Year award.

The Emles Made in America ETF (AMER) delivered approximately 28% on a total return basis in 2021, while indirectly being a potential beneficiary, along with the Emles Federal Contractors ETF (FEDX), of the $1.2 trillion infrastructure package signed into law in mid-November.

As we examine the outlook for the year ahead, it is difficult to discern if we will experience a three-peat of 2020, or whether the year will be defined as the year where “normality,” or a redefined normality, returns. The Federal Reserve’s tapering plans and inflation fears will likely influence markets through the lens of increased volatility to some degree throughout the year, and in terms of our product development initiatives internally at Emles, we are considering where we may be able to add value for investors and address some of these concerns. If we feel we can make a meaningful impact with the launch of additional products to address investor needs, we will not hesitate to execute. It is who we are, and what we stand for.

I would like to thank you for your continued belief in, and support of our products, and we will continue to work towards our shared goal of creating additional shareholder wealth to help achieve your investment goals.

Gabriel Hammond

Chief Executive Officer

Emles Advisors

Investing involves risk, including possible loss of principal. ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below their net asset value. Events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Global events such as the current novel coronavirus (COVID-19), terrorist attacks, natural disasters, climate change and climate related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and have long term effects on both the U.S. and global financial markets. The Funds are non-diversified, which means they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. As a result, the Funds may be more exposed to the risks affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Funds’ volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Funds’ performance.

www.emles.com

December 31, 2021

Expense Examples (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable, and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as commissions on trading. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 07/01/2021	Ending Account Value 12/31/2021	Expenses Paid During Period		Annualized Expense Ratio During Period
Emles Alpha Opportunities ETF	Actual	$1,000.00	$974.50	$8.71	(a)	1.75%
	Hypothetical	1,000.00	1,016.38	8.89	(b)	1.75
Emles Federal Contractors ETF	Actual	1,000.00	964.70	2.97	(a)	0.60
	Hypothetical	1,000.00	1,022.18	3.06	(b)	0.60
Emles Luxury Goods ETF	Actual	1,000.00	985.80	3.00	(a)	0.60
	Hypothetical	1,000.00	1,022.18	3.06	(b)	0.60
Emles Made in America ETF	Actual	1,000.00	1,070.80	2.56	(a)	0.49
	Hypothetical	1,000.00	1,022.74	2.50	(b)	0.49
Emles Real Estate Credit ETF	Actual	1,000.00	1,045.20	2.42	(a)	0.48
	Hypothetical	1,000.00	1,022.79	2.45	(b)	0.48
Emles @Home ETF	Actual	1,000.00	963.80	2.43	(a)	0.49
	Hypothetical	1,000.00	1,022.74	2.50	(b)	0.49

(a)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(b)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average hypothetical account value over the period, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Schedule of Investments	December 31, 2021 (Unaudited)
Emles Alpha Opportunities ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Discretionary	67.2
Industrials	8.5
Mutual Fund	8.0
Communication Services	7.0
Information Technology	4.4
Financials	2.5
Real Estate	0.9
Consumer Staples	0.7
Materials	0.6
Energy	0.2
Total	100.0
Country	Percentage of Investments (%)
United States	95.5
China	2.0
Canada	1.5
Cayman Islands	0.7
Bermuda	0.3
100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (96.8%)
Communication Services (8.4%)
209,249	Lions Gate Entertainment Corp., Class A(a)	3,481,903
89,410	Lions Gate Entertainment Corp., Class B(a)	1,376,020
		4,857,923

Consumer Discretionary (72.0%)
8,181	Alibaba Group Holding, Ltd. ADR(a)	971,821
8,800	Bloomin’ Brands, Inc.(a)	184,624
2,640	Brinker International, Inc.(a)	96,598
3,520	Caesars Entertainment, Inc.(a)	329,226
114,620	Camping World Holdings, Inc., Class A	4,630,648
6,160	Cheesecake Factory, Inc. (The)(a)(b)	241,164
76,164	Children’s Place, Inc. (The)(a)(b)	6,039,044
2,953	Darden Restaurants, Inc.	444,840
15,575	Dave & Buster’s Entertainment, Inc.(a)	598,080
17,384	Dine Brands Global, Inc.	1,317,880
17,600	Ethan Allen Interiors, Inc.	462,704
61,056	Gap, Inc. (The)	1,077,638
90,021	Kohl’s Corp.(b)	4,446,137
203,982	Lazydays Holdings, Inc.(a)(b)	4,393,772
2,640	Lennar Corp., Class A	306,662
Shares	Security Description	Value ($)
Common Stocks (continued)
Consumer Discretionary (continued)
20,133	Macy’s, Inc.	527,082
880	Marriott International, Inc., Class A(a)	145,411
14,320	MGM Resorts International	642,682
2,200	Mohawk Industries, Inc.(a)	400,796
14,215	Newell Brands, Inc.	310,456
8,800	Nordstrom, Inc.(a)	199,056
38,304	Purple Innovation, Inc.(a)	508,294
14,005	Red Robin Gourmet Burgers, Inc.(a)	231,503
7,040	Red Rock Resorts, Inc., Class A	387,270
2,800	RH(a)(b)	1,500,632
77,520	Signet Jewelers, Ltd.	6,746,567
36,349	Thor Industries, Inc.(b)	3,771,936
8,976	Winnebago Industries, Inc.	672,482
1,760	Wynn Resorts, Ltd.(a)	149,670
		41,734,675

Consumer Staples (0.6%)
11,194	Chefs’ Warehouse, Inc. (The)(a)	372,760

Energy (0.2%)
1,760	Exxon Mobil Corp.	107,694

See accompanying notes to financial statements

Schedule of Investments (Continued)	December 31, 2021 (Unaudited)
Emles Alpha Opportunities ETF
Shares	Security Description	Value ($)
Common Stocks (continued)
Financials (1.5%)
23,720	Invesco, Ltd.	546,034
24,953	OppFi, Inc.(a)(b)	113,287
5,240	Wells Fargo & Co.	251,415
		910,736

Industrials (8.0%)
8,800	AAR Corp.(a)	343,464
68,550	Fluor Corp.(a)	1,697,984
3,256	HEICO Corp., Class A	418,461
948	Lockheed Martin Corp.	336,929
28,768	Spirit AeroSystems Holdings, Inc., Class A	1,239,613
176	TransDigm Group, Inc.(a)	111,985
28,030	Triumph Group, Inc.(a)	519,396
		4,667,832

Information Technology (4.8%)
9,371	Comtech Telecommunications Corp.(b)	221,999
184,201	LGL Group, Inc. (The)(a)	2,099,891
3,033	Science Applications International Corp.	253,528
11,440	Xerox Holdings Corp.	259,002
		2,834,420

Materials (0.5%)
7,040	Mosaic Co. (The)	276,602

Real Estate (0.8%)
4,400	Howard Hughes Corp. (The)(a)	447,832
Total Common Stocks (Cost $33,567,066)		56,210,474
Shares	Security Description	Value ($)
Common Stocks (continued)
Mutual Fund (3.8%)
25,985	Direxion Daily Small Capital Bull 3X Shares	2,202,229
Total Mutual Fund (Cost $2,040,254)		2,202,229

Purchased Options (3.2%)
Total Purchased Options (Cost $2,796,321)		1,858,900

Warrants (2.2%)
149,609	Lazydays Holdings, Inc. Exp 03/15/23	794,423
203,895	LGL Group, Inc. (The) Exp 11/17/25	158,610
453,440	OppFi, Inc. Exp 08/31/27	310,561
62,400	PMV Consumer Acquisition Corp. Exp 08/31/27	38,598
Total Warrants (Cost $1,569,748)		1,302,192
Total Investments (Cost $39,973,389) — 106.0%		61,573,795
Securities Sold Short (Proceeds $11,348,906) — (20.2)%		(11,740,460)
Other assets in excess of liabilities — 14.2%		8,231,863
Net Assets — 100.0%		$58,065,198

ADR  American Depositary Receipt

(a)     Non-income producing

(b)    This security or a partial position of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021 was $3,994,991.

See accompanying notes to financial statements

Schedule of Investments (Continued)	December 31, 2021 (Unaudited)
Emles Alpha Opportunities ETF
Shares	Security Description	Value ($)
Securities Sold Short ((20.3)%)
Communication Services ((2.4)%)
(13,305)	ROBLOX Corp., Class A(a)	(1,372,544)

Consumer Discretionary ((15.8)%)
(2,313)	Carvana Co.(a)	(536,130)
(13,500)	Fisker, Inc.(a)	(212,355)
(13,800)	Lucid Group, Inc.(a)	(525,090)
(2,100)	Peloton Interactive, Inc., Class A(a)	(75,096)
(4,585)	Rivian Automotive, Inc., Class A(a)	(475,419)
(5,710)	Tesla, Inc.(a)	(6,034,214)
(4,050)	Wayfair, Inc., Class A(a)	(769,379)
(3,250)	Wingstop, Inc.	(561,600)
		(9,189,283)

Industrials ((0.7)%)
(1,495)	Avis Budget Group, Inc.(a)	(310,018)
(5,000)	Plug Power, Inc.(a)	(141,150)
		(451,168)

Information Technology ((1.3)%)
(1,775)	Fortinet, Inc.(a)	(637,935)
(65)	Shopify, Inc., Class A(a)	(89,530)
		(727,465)
Total Securities Sold Short (Proceeds $(11,348,906))		(11,740,460)

Written Options

Exchange-traded options

Description	Put/Call	Number of Contracts	Notional Amount ($)*	Strike Price ($)	Expiration Date	Value ($)
Signet Jewelers, Ltd.	Call	(400)	(52,000)	130.00	4/18/22	(66,000)
Signet Jewelers, Ltd.	Call	(400)	(52,000)	130.00	1/24/22	(2,000)
Tesla Motors Inc.	Put	(50)	(47,500)	950.00	1/3/22	(50)
Total (Premiums Received $253,477)			(151,500)			(68,050)

Purchased Options

Description	Put/Call	Number of Contracts	Notional Amount ($)*	Strike Price ($)	Expiration Date	Value ($)
Alibaba Group Holding	Call	200	30,000	150.00	1/24/22	9,200
Alibaba Group Holding	Call	100	17,000	170.00	1/24/22	1,700
Alibaba Group Holding-SP ADR	Call	100	10,000	100.00	1/23/23	350,000
Camping World Holdings, Inc.	Call	200	7,000	35.00	1/24/22	108,000
Children’s Place, Inc. (The)	Call	200	15,000	75.00	1/24/22	120,000
Kohl’s Corp.	Call	400	18,000	45.00	1/24/22	220,000
Lions Gate Entertainment-A	Call	1500	18,000	12.00	3/21/22	750,000
Lions Gate Entertainment-A	Call	400	6,400	16.00	3/21/22	64,000
Signet Jewelers, Ltd.	Call	200	15,000	75.00	1/24/22	236,000
Total			136,400			1,858,900

(a)     Non-income producing.

*      Notional Amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to financial statements

Schedule of Investments	December 31, 2021 (Unaudited)
Emles Federal Contractors ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Industrials	68.0
Information Technology	27.1
Health Care	2.6
Real Estate	2.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.7%)
Health Care (2.6%)
1,085	Emergent BioSolutions, Inc.(a)	47,165

Industrials (67.8%)
567	Ameresco, Inc.(a)	46,177
1,939	Fluor Corp.(a)	48,029
805	General Dynamics Corp.	167,818
789	Honeywell International, Inc.	164,514
316	Huntington Ingalls Industries, Inc.	59,010
632	Jacobs Engineering Group, Inc.	87,993
2,257	Kratos Defense & Security Solutions, Inc.(a)	43,786
396	L3Harris Technologies, Inc.	84,443
473	Lockheed Martin Corp.	168,109
442	Northrop Grumman Corp.	171,085
1,420	Parsons Corp.(a)	47,783
1,886	Raytheon Technologies Corp.	162,309
		1,251,056

Information Technology (27.0%)
851	Booz Allen Hamilton Holding Corp.	72,156
205	CACI International, Inc.(a)	55,188
1,224	KBR, Inc.	58,287
837	Leidos Holdings, Inc.	74,409
625	ManTech International Corp.	45,581
668	MAXIMUS, Inc.	53,220
623	Science Applications International Corp.	52,077
199	Teledyne Technologies, Inc.(a)	86,941
		497,859

Real Estate (2.3%)
5,577	GEO Group, Inc. (The)	43,222
Total Common Stocks (Cost $1,870,041)		1,839,302
Total Investments (Cost $1,870,041) — 99.7%		1,839,302
Other assets in excess of liabilities — 0.3%		5,189
Net Assets — 100.0%		$1,844,491

(a)     Non-income producing

See accompanying notes to financial statements

Schedule of Investments	December 31, 2021 (Unaudited)
Emles Luxury Goods ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Discretionary	69.3
Consumer Staples	24.5
Health Care	3.1
Information Technology	3.1
Total	100.0
Country	Percentage of Investments (%)
United States	22.4
France	20.2
Germany	15.1
Italy	10.5
United Kingdom	10.2
Japan	7.8
Switzerland	4.7
Canada	3.7
China	1.9
Hong Kong	1.9
Brazil	1.6
100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the tables above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.9%)
Consumer Discretionary (69.3%)
796	adidas AG	229,200
2,340	Bayerische Motoren Werke AG	235,477
650	Brunello Cucinelli SpA(a)	44,868
6,714	Burberry Group PLC	165,279
3,244	Canada Goose Holdings, Inc.(a)	120,396
2,451	Capri Holdings, Ltd.(a)	159,094
94,505	Chow Tai Fook Jewellery Group, Ltd.	169,947
59	Christian Dior SE	48,979
1,718	Cie Financiere Richemont SA	258,223
2,867	Daimler AG	220,368
2,061	Ermenegildo Zegna Holditalia SpA(a)	21,599
4,677	Farfetch, Ltd.(a)(b)	156,352
3,905	Fast Retailing Co., Ltd. ADR	221,257
851	Ferrari NV	220,165
155	Hermes International	270,745
2,465	HUGO BOSS AG	149,972
Shares	Security Description	Value ($)
Common Stocks (continued)
Consumer Discretionary (continued)
349	Kering SA	280,557
15,945	Li Ning Co., Ltd.	174,558
559	Lululemon Athletica, Inc.(a)	218,821
346	LVMH Moet Hennessy Louis Vuitton SE	286,054
2,363	Moncler SpA	172,035
485	Myt Netherlands Parent BV ADR(a)(b)	10,287
1,659	NIKE, Inc.	276,506
1,756	Porsche Automobil Holding SE	166,624
25,132	Prada SpA	160,857
1,274	Ralph Lauren Corp.	151,428
9,225	RealReal, Inc. (The)(a)	107,102
271	RH(a)(b)	145,240
3,443	Salvatore Ferragamo SpA(a)	88,214
533	Swatch Group AG (The)	163,208
3,811	Tapestry, Inc.	154,727
278	Tesla, Inc.(a)	293,785

See accompanying notes to financial statements

Schedule of Investments (Continued)	December 31, 2021 (Unaudited)
Emles Luxury Goods ETF
Shares	Security Description	Value ($)
Common Stocks (continued)
Consumer Discretionary (continued)
1,270	Tod’s SpA(a)	71,173
1,001	Volkswagen AG	202,033
7,891	Watches of Switzerland Group PLC(a)(c)	151,769
930	Williams-Sonoma, Inc.	157,291
2,068	Zalando SE(a)(c)	167,303
		6,291,493

Consumer Staples (24.4%)
2,571	Brown-Forman Corp.(b)	187,323
11,791	Davide Campari-Milano NV	172,370
5,346	Diageo PLC	292,241
744	Estee Lauder Cos. (The)	275,429
17,221	Kao Corp. ADR	179,959
6,344	Kose Corp. ADR	143,882
587	L’Oreal SA	278,330
32,987	Natura & Co. Holding SA(a)	150,603
1,004	Pernod Ricard SA	241,481
549	Remy Cointreau SA	133,605
2,925	Shiseido Co., Ltd. ADR	163,411
		2,218,634

Health Care (3.1%)
1,330	EssilorLuxottica SA	283,197

Information Technology (3.1%)
1,598	Apple, Inc.	283,757
Total Common Stocks (Cost $8,407,038)		9,077,081
Total Investments (Cost $8,407,038) — 99.9%		9,077,081
Other assets in excess of liabilities — 0.1%		6,637
Net Assets — 100.0%		$9,083,718

(a)     Non-income producing

(b)    This security or a partial position of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021 was $454,911.

(c)     Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2021 was $319,072 and represents 3.50% of the net assets of the Fund.

ADR  American Depositary Receipt

PLC  Public Limited Company

SA     Special Assessment

See accompanying notes to financial statements

Schedule of Investments	December 31, 2021 (Unaudited)
Emles Made in America ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Consumer Staples	38.5
Industrials	28.2
Materials	26.7
Consumer Discretionary	4.3
Health Care	2.1
Real Estate	0.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.8%)
Consumer Discretionary (4.3%)
171	LCI Industries	26,654
389	Polaris, Inc.	42,755
371	Skyline Champion Corp.(a)	29,301
208	Sleep Number Corp.(a)	15,933
518	Vista Outdoor, Inc.(a)	23,864
290	Winnebago Industries, Inc.	21,727
		160,234

Consumer Staples (38.4%)
3,976	Altria Group, Inc.	188,423
61	Boston Beer Co., Inc., Class A(a)	30,811
1,648	Campbell Soup Co.	71,622
210	Central Garden & Pet Co.(a)	11,052
1,241	Church & Dwight Co., Inc.	127,203
2,569	Conagra Brands, Inc.	87,731
1,377	Flowers Foods, Inc.	37,826
752	Hershey Co.	145,489
2,703	Hormel Foods Corp.	131,933
590	J M Smucker Co. (The)	80,134
5,125	Keurig Dr Pepper, Inc.	188,908
183	Lancaster Colony Corp.	30,305
386	Post Holdings, Inc.(a)	43,514
1,312	Reynolds Consumer Products, Inc.	41,197
154	Sanderson Farms, Inc.	29,426
208	Seneca Foods Corp.(a)	9,974
468	TreeHouse Foods, Inc.(a)	18,968
1,496	Tyson Foods, Inc.	130,391
1,292	Vector Group, Ltd.	14,832
		1,419,739
Shares	Security Description	Value ($)
Common Stocks (continued)
Health Care (2.1%)
471	Emergent BioSolutions, Inc.(a)	20,474
271	United Therapeutics Corp.(a)	58,558
		79,032

Industrials (28.2%)
382	Advanced Drainage Systems, Inc.	52,002
198	American Woodmark Corp.(a)	12,909
299	Apogee Enterprises, Inc.	14,397
370	Arcosa, Inc.	19,499
295	Atkore International Group, Inc.(a)	32,801
642	BWX Technologies, Inc.	30,739
1,086	Cornerstone Building Brands, Inc.(a)	18,940
178	Encore Wire Corp.	25,472
734	Fortune Brands Home & Security, Inc.	78,464
878	General Dynamics Corp.	183,037
390	HNI Corp.	16,399
296	Hubbell, Inc.	61,648
236	Huntington Ingalls Industries, Inc.	44,071
201	Lennox International, Inc.	65,196
413	Mueller Industries, Inc.	24,516
482	Northrop Grumman Corp.	186,568
403	Oshkosh Truck Corp.	45,422
797	REV Group, Inc.	11,277
257	Simpson Manufacturing Co., Inc.	35,741
355	SPX Corp.(a)	21,186
306	Steel Partners Holdings, LP(a)	12,852
375	UFP Industries, Inc.	34,504
657	Wabash National Corp.	12,825
		1,040,465

See accompanying notes to financial statements

Schedule of Investments (Continued)	December 31, 2021 (Unaudited)
Emles Made in America ETF
Shares	Security Description	Value ($)
Common Stocks (continued)
Materials (26.6%)
270	Clearwater Paper Corp.(a)	9,901
2,814	Cleveland-Cliffs, Inc.(a)	61,261
248	Eagle Materials, Inc.	41,282
526	Louisiana-Pacific Corp.	41,212
316	Martin Marietta Materials, Inc.	139,204
1,464	Nucor Corp.	167,116
403	Olympic Steel, Inc.	9,470
545	Packaging Corp. of America	74,202
354	Reliance Steel & Aluminum Co.	57,426
328	Scotts Miracle-Gro Co. (The)	52,808
1,137	Steel Dynamics, Inc.	70,574
762	Summit Materials, Inc.(a)	30,587
676	Vulcan Materials Co.	140,324
1,505	Westrock Co.	66,762
396	Worthington Industries	21,645
		983,774

Real Estate (0.2%)
646	Douglas Elliman, Inc.(a)	7,429
Total Common Stocks (Cost $3,028,021)		3,690,673
Total Investments (Cost $3,028,021) — 99.8%		3,690,673
Other assets in excess of liabilities — 0.2%		5,689
Net Assets — 100.0%		$3,696,362

(a)     Non-income producing

LP     Limited Partnership

See accompanying notes to financial statements

Schedule of Investments	December 31, 2021 (Unaudited)
Emles Real Estate Credit ETF
Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Real Estate	90.4
Consumer Discretionary	6.0
Industrials	1.9
Financials	1.1
Communication Services	0.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (99.0%)
Communication Services (0.6%)
31,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 2/15/23 @ 102	31,077

Consumer Discretionary (6.0%)
30,000	D.R. Horton, Inc., 1.40%, 10/15/27, Callable 8/15/27 @ 100	29,032
40,000	Lennar Corp., 4.75%, 11/29/27, Callable 5/29/27 @ 100	45,296
66,000	NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	68,645
22,000	PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	24,988
58,000	Taylor Morrison Communities, Inc., 5.13%, 8/1/30, Callable 2/1/30 @ 100 (a)	63,800
58,000	Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	62,350
		294,111

Financials (1.0%)
49,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.88%, 10/1/28, Callable 10/1/23 @ 103(a)	50,960

Industrials (1.9%)
87,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104	90,915

Real Estate (89.5%)
104,000	Alexandria Real Estate Equities, Inc., 3.00%, 5/18/51, Callable 11/18/50 @ 100	103,125
62,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	65,806
Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
47,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	56,512
50,000	American Tower Corp., 1.45%, 9/15/26, Callable 8/15/26 @ 100	48,952
53,000	American Tower Corp., 1.88%, 10/15/30, Callable 7/15/30 @ 100	50,139
49,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	47,229
118,000	American Tower Corp., 3.38%, 10/15/26, Callable 7/15/26 @ 100	125,444
100,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	108,888
47,000	AvalonBay Communities, Inc., 2.30%, 3/1/30, Callable 12/1/29 @ 100	47,594
29,000	AvalonBay Communities, Inc., 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	31,020
47,000	Boston Properties, LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	47,908
76,000	Boston Properties, LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	79,541
63,000	Boston Properties, LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	71,057
47,000	Brixmor Operating Partnership, LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	49,709
25,000	Brixmor Operating Partnership, LP, 3.90%, 3/15/27, Callable 12/15/26 @ 100	27,010
49,000	Brixmor Operating Partnership, LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	54,330
49,000	Camden Property Trust, 2.80%, 5/15/30, Callable 2/15/30 @ 100	51,009

See accompanying notes to financial statements

Schedule of Investments (Continued)	December 31, 2021 (Unaudited)
Emles Real Estate Credit ETF
Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
55,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	54,968
50,000	Crown Castle International Corp., 1.05%, 7/15/26, Callable 6/15/26 @ 100	48,314
91,000	Crown Castle International Corp., 2.10%, 4/1/31, Callable 1/1/31 @ 100	87,182
49,000	Crown Castle International Corp., 3.30%, 7/1/30, Callable 4/1/30 @ 100	51,740
58,000	Crown Castle International Corp., 4.30%, 2/15/29, Callable 11/15/28 @ 100	64,797
30,000	CTR Partnership, LP, 3.88%, 6/30/28, Callable 3/30/28 @ 100(a)	30,600
42,000	CyrusOne, LP / CyrusOne Finance Corp., 3.45%, 11/15/29, Callable 8/15/29 @ 100	45,326
58,000	Digital Realty Trust, LP, 3.60%, 7/1/29, Callable 4/1/29 @ 100	62,832
25,000	Duke Realty, LP, 2.88%, 11/15/29, Callable 8/15/29 @ 100	25,999
35,000	EPR Properties, 3.75%, 8/15/29, Callable 5/15/29 @ 100	35,355
29,000	EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100	30,637
35,000	Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100	34,341
93,000	Equinix, Inc., 1.45%, 5/15/26, Callable 4/15/26 @ 100	91,205
30,000	Equinix, Inc., 1.80%, 7/15/27, Callable 5/15/27 @ 100	29,532
42,000	ERP Operating, LP, 2.50%, 2/15/30, Callable 11/15/29 @ 100	43,128
42,000	ERP Operating, LP, 3.00%, 7/1/29, Callable 4/1/29 @ 100	44,506
25,000	ERP Operating, LP, 4.15%, 12/1/28, Callable 9/1/28 @ 100	28,223
40,000	Extra Space Storage, LP, 2.55%, 6/1/31, Callable 3/1/31 @ 100	39,406
20,000	Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	21,337
47,000	GLP Capital, LP / GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	49,728
35,000	GLP Capital, LP / GLP Financing II, Inc., 5.75%, 6/1/28, Callable 3/3/28 @ 100	40,412
43,000	Healthpeak Properties, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	45,683
Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
89,000	Host Hotels & Resorts, LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	91,454
50,000	Howard Hughes Corp. (The), 4.38%, 2/1/31, Callable 2/1/26 @ 102(a)	50,500
70,000	Iron Mountain, Inc., 4.50%, 2/15/31, Callable 2/15/26 @ 102(a)	70,748
84,000	Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 103(a)	88,521
28,000	Kilroy Realty, LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	27,116
35,000	Kimco Realty Corp., 3.30%, 2/1/25, Callable 12/1/24 @ 100	36,800
35,000	Life Storage, LP, 3.88%, 12/15/27, Callable 9/15/27 @ 100	38,419
49,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	55,370
25,000	Mid-America Apartments, LP, 3.75%, 6/15/24, Callable 3/15/24 @ 100	26,320
38,000	Mid-America Apartments, LP, 3.95%, 3/15/29, Callable 12/15/28 @ 100	42,458
58,000	MPT Operating Partnership, LP / MPT Finance Corp., 4.63%, 8/1/29, Callable 8/1/24 @ 102	61,190
30,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	30,947
43,000	Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	45,336
35,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	36,360
38,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	41,956
23,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 1/15/24 @ 102(a)	23,042
50,000	Physicians Realty, LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	49,754
49,000	Prologis, LP, 1.25%, 10/15/30, Callable 7/15/30 @ 100	45,620
63,000	Prologis, LP, 2.25%, 4/15/30, Callable 1/15/30 @ 100	63,384
34,000	Public Storage, 3.09%, 9/15/27, Callable 6/15/27 @ 100	36,535
42,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	44,333

See accompanying notes to financial statements

Schedule of Investments (Continued)	December 31, 2021 (Unaudited)
Emles Real Estate Credit ETF
Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
38,000	Realty Income Corp., 3.65%, 1/15/28, Callable 10/15/27 @ 100	41,424
35,000	Realty Income Corp., 3.88%, 4/15/25, Callable 2/15/25 @ 100	37,663
21,000	Realty Income Corp., 4.13%, 10/15/26, Callable 7/15/26 @ 100	23,188
44,000	Realty Income Corp., 4.63%, 11/1/25, Callable 9/1/25 @ 100	48,790
34,000	Sabra Health Care, LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	37,428
88,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 102	90,640
53,000	Service Properties Trust, 4.35%, 10/1/24, Callable 9/1/24 @ 100	51,940
53,000	Service Properties Trust, 7.50%, 9/15/25, Callable 6/15/25 @ 100	57,445
63,000	Simon Property Group, LP, 2.00%, 9/13/24, Callable 6/13/24 @ 100	64,133
40,000	Simon Property Group, LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100	39,116
49,000	Simon Property Group, LP, 2.65%, 7/15/30, Callable 4/15/30 @ 100	49,971
49,000	Simon Property Group, LP, 3.38%, 12/1/27, Callable 9/1/27 @ 100	52,724
70,000	Simon Property Group, LP, 3.50%, 9/1/25, Callable 6/1/25 @ 100	74,632
29,000	SITE Centers Corp., 4.70%, 6/1/27, Callable 3/1/27 @ 100	32,070
29,000	Spirit Realty, LP, 3.20%, 2/15/31, Callable 11/15/30 @ 100	30,003
75,000	UDR, Inc., 2.10%, 8/1/32, Callable 5/1/32 @ 100	71,382
25,000	UDR, Inc., 3.00%, 8/15/31, Callable 5/15/31 @ 100	26,065
29,000	Ventas Realty, LP, 2.65%, 1/15/25, Callable 12/15/24 @ 100	29,886
29,000	Ventas Realty, LP, 3.25%, 10/15/26, Callable 7/15/26 @ 100	30,726
34,000	Ventas Realty, LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	37,011
34,000	Ventas Realty, LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	39,638
63,000	VICI Properties, LP / VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102(a)	66,623
63,000	VICI Properties, LP / VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102(a)	67,046
15,000	Welltower, Inc., 2.75%, 1/15/31, Callable 10/15/30 @ 100	15,296
67,000	Welltower, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	72,187
Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
47,000	Welltower, Inc., 4.25%, 4/1/26, Callable 1/1/26 @ 100	51,512
50,000	Weyerhaeuser Co., 4.00%, 4/15/30, Callable 1/15/30 @ 100	55,813
34,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	36,101
		4,407,140
Total Corporate Bonds (Cost $4,897,078)		4,874,203
Total Investments (Cost $4,897,078) — 99.0%		4,874,203
Other assets in excess of liabilities — 1.0%		47,434
Net Assets — 100.0%		$4,921,637

(a)     Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2021 was $511,840 and represents 10.4% of the net assets of the Fund.

LLC    Limited Liability Company

LP      Limited Partnership

MTN  Medium Term Note

See accompanying notes to financial statements

Schedule of Investments	December 31, 2021 (Unaudited)
Emles @Home ETF

Schedule of Investments Summary Table

Holdings by Sector	Percentage of Investments (%)
Information Technology	44.8
Consumer Discretionary	17.2
Industrials	16.9
Communication Services	13.6
Consumer Staples	7.5
Total	100.0
Country	Percentage of Investments (%)
United States	92.7
Canada	7.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.8%)
Communication Services (13.6%)
1,754	Comcast Corp.	88,279
254	Meta Platforms, Inc.(a)	85,433
192	Netflix, Inc.(a)	115,669
721	ROBLOX Corp., Class A(a)	74,378
1,672	Verizon Communications, Inc.	86,877
		450,636

Consumer Discretionary (17.2%)
830	Crocs, Inc.(a)	106,423
253	Domino’s Pizza, Inc.	142,776
499	Etsy, Inc.(a)	109,251
201	Lululemon Athletica, Inc.(a)	78,681
1,649	Peloton Interactive, Inc., Class A(a)	58,968
925	YETI Holdings, Inc.(a)	76,618
		572,717

Consumer Staples (7.5%)
875	Procter & Gamble Co. (The)	143,132
727	Walmart, Inc.	105,190
		248,322

Industrials (16.8%)
1,987	GXO Logistics, Inc.(a)	180,479
1,199	Insperity, Inc.	141,614
1,762	Korn Ferry	133,436
928	TFI International, Inc.	104,038
		559,567
Shares	Security Description	Value ($)
Common Stocks (continued)
Information Technology (44.7%)
106	Adobe, Inc.(a)	60,108
600	Akamai Technologies, Inc.(a)	70,224
731	Analog Devices, Inc.	128,488
769	Apple, Inc.	136,551
583	Crowdstrike Holdings, Inc., Class A(a)	119,369
504	Microsoft Corp.	169,505
605	NVIDIA Corp.	177,937
441	Okta, Inc.(a)	98,859
191	Palo Alto Networks, Inc.(a)	106,341
549	Paychex, Inc.	74,939
350	PayPal Holdings, Inc.(a)	66,003
828	QUALCOMM, Inc.	151,416
45	Shopify, Inc., Class A(a)	61,983
240	Workday, Inc., Class A(a)	65,563
Total Common Stocks (Cost $3,000,276)		3,318,528
Total Investments (Cost $3,000,276) — 99.8%		3,318,528
Other assets in excess of liabilities — 0.2%		6,303
Net Assets — 100.0%		$3,324,831

(a)     Non-income producing

See accompanying notes to financial statements

Statements of Assets and Liabilities	December 31, 2021 (Unaudited)
	Emles Alpha Opportunities ETF	Emles Federal Contractors ETF	Emles Luxury Goods ETF
Assets:
Investments, at value (Cost $39,973,389, $1,870,041 and $8,407,038) (including $3,994,991, $-, and $454,911 of securities on loan)	$61,573,795	$1,839,302	$9,077,081
Foreign currency, at value (Cost $—, $— and $2,647)	—	—	2,647
Cash and cash equivalents	8,367,197	5,955	4,261
Cash collateral from securities loaned	4,152,842	—	467,010
Dividends and interest receivable	36,646	239	1,802
Receivable for investments sold	644,490	—	—
Receivable for securities lending income	1,302	—	70
Reclaims receivable	—	—	2,543
Total Assets	74,776,272	1,845,496	9,555,414
Liabilities:
Payable for investments purchased	655,717	—	—
Cash collateral upon return of securities loaned	4,152,842	—	467,010
Securities short sold	11,808,510	—	—
Accrued management fees	94,005	1,005	4,686
Total Liabilities	16,711,074	1,005	471,696
Net Assets	$58,065,198	$1,844,491	$9,083,718
Net Assets consist of:
Paid in capital	$26,485,467	$1,367,675	$8,514,705
Total distributable earnings (loss)	31,579,731	476,816	569,013
Net Assets	$58,065,198	$1,844,491	$9,083,718

Net Assets:	$58,065,198	$1,844,491	$9,083,718
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	2,600,000	75,000	300,000
Net Asset Value (offering and redemption price per share):	$22.33	$24.59	$30.28

See accompanying notes to financial statements

Statements of Assets and Liabilities (Continued)	December 31, 2021 (Unaudited)
	Emles Made in America ETF	Emles Real Estate Credit ETF	Emles @Home ETF
Assets:
Investments, at value (Cost $3,028,021, $4,897,078 and $3,000,276)	$3,690,673	$4,874,203	$3,318,528
Foreign currency, at value (Cost $—, $2,086 and $—)	—	2,086	—
Cash and cash equivalents	1,832	—	5,875
Dividends and interest receivable	5,458	47,354	1,850
Total Assets	3,697,963	4,923,643	3,326,253
Liabilities:
Accrued management fees	1,601	2,006	1,422
Total Liabilities	1,601	2,006	1,422
Net Assets	$3,696,362	$4,921,637	$3,324,831
Net Assets consist of:
Paid in capital	$2,426,808	$5,015,597	$3,001,735
Total distributable earnings (loss)	1,269,554	(93,960)	323,096
Net Assets	$3,696,362	$4,921,637	$3,324,831

Net Assets:	$3,696,362	$4,921,637	$3,324,831
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	125,000	200,000	129,000
Net Asset Value (offering and redemption price per share):	$29.57	$24.61	$25.77

See accompanying notes to financial statements

Statements of Operations	For the period ended December 31, 2021 (Unaudited)
	Emles Alpha Opportunities ETF	Emles Federal Contractors ETF	Emles Luxury Goods ETF
Investment Income:
Dividend income (net of foreign taxes withheld of $3,750, $— and $2,008)	$394,861	$19,532	$81,260
Securities lending income	1,414	—	1,048
Interest income	19	—	20
Total Investment Income	396,294	19,532	82,328
Expenses:
Management fee	592,489	8,305	22,283
Total Net Expenses	592,489	8,305	22,283
Net Investment Income (Loss)	(196,195)	11,227	60,045
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	11,653,600	(108,941)	(40,527)
Net realized gains (losses) from in-kind transactions	8,015,965	617,601	—
Net realized gains (losses) from foreign currency transactions	—	—	(3,632)
Net realized gains (losses) from written options transactions	537,770	—	—
Change in unrealized appreciation (depreciation) on investments	(21,559,689)	(715,339)	80,818
Change in unrealized appreciation (depreciation) on written options	(751,994)	—	—
Net Realized and Unrealized Gains (Losses)	(2,104,348)	(206,679)	36,659
Change in Net Assets Resulting From Operations	$(2,300,543)	$(195,452)	$96,704

See accompanying notes to financial statements

Statements of Operations (Continued)	For the period ended December 31, 2021 (Unaudited)
	Emles Made in America ETF	Emles Real Estate Credit ETF	Emles @Home ETF
Investment Income:
Dividend income (net of foreign taxes withheld of , $—, $— and $37)	$42,292	$—	$10,280
Securities lending income	—	3	—
Interest income	—	71,947	—
Total Investment Income	42,292	71,950	10,280
Expenses:
Management fee	11,227	13,701	9,677
Total Net Expenses	11,227	13,701	9,677
Net Investment Income	31,065	58,249	603
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(35,811)	69,286	(301,512)
Net realized gains (losses) from in-kind transactions	643,041	—	308,041
Change in unrealized appreciation (depreciation) on investments	(477,271)	(99,900)	(220,392)
Net Realized and Unrealized Gains (Losses)	129,959	(30,614)	(213,863)
Change in Net Assets Resulting From Operations	$161,024	$27,635	$(213,260)

See accompanying notes to financial statements

Statements of Changes in Net Assets
	Emles Alpha Opportunities ETF		Emles Federal Contractors ETF
	Six Months Ended December 31, 2021 (Unaudited)	For the period June 9, 2021(a) through June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the period October 14, 2020(a) through June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(196,195)	$30,454	$11,227	$91,236
Net realized gains (losses) from investment transactions	20,207,335	—	508,660	1,001,619
Change in unrealized appreciation (depreciation) on investments	(22,311,683)	(349,622)	(715,339)	684,600
Change in net assets resulting from operations	(2,300,543)	(319,168)	(195,452)	1,777,455
Distributions to Shareholders From:
Total Distributions	(9,856,142)	—	(267,971)	(92,710)
Change in net assets from distributions	(9,856,142)	—	(267,971)	(92,710)
Capital Transactions:
Proceeds from shares issued	13,592,016	68,856,409	1,484,967	9,826,427
Cost of shares redeemed	(11,907,374)	—	(5,052,912)	(5,635,313)
Change in net assets from capital transactions	1,684,642	68,856,409	(3,567,945)	4,191,114
Change in net assets	(10,472,043)	68,537,241	(4,031,368)	5,875,859
Net Assets:
Beginning of period	68,537,241	—	5,875,859	—
End of period	$58,065,198	$68,537,241	$1,844,491	$5,875,859
Share Transactions:
Issued	600,000	2,525,000	50,000	400,000
Redeemed	(525,000)	—	(175,000)	(200,000)
Change in shares	75,000	2,525,000	(125,000)	200,000

(a)    Commencement of operations.
See accompanying notes to financial statements

Statements of Changes in Net Assets (Continued)
	Emles Luxury Goods ETF		Emles Made in America ETF
	Six Months Ended December 31, 2021 (Unaudited)	For the period November 24, 2020(a) through June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the period October 14, 2020(a) through June 30, 2021
From Investment Activities:
Operations:
Net investment income	$60,045	$1,630	$31,065	$111,457
Net realized gains (losses) from investment transactions	(44,159)	109,188	607,230	1,027,083
Change in unrealized appreciation (depreciation) on investments	80,818	587,350	(477,271)	1,139,923
Change in net assets resulting from operations	96,704	698,168	161,024	2,278,463
Distributions to Shareholders From:
Total Distributions	(225,757)	(104)	(457,389)	(107,571)
Change in net assets from distributions	(225,757)	(104)	(457,389)	(107,571)
Capital Transactions:
Proceeds from shares issued	5,273,484	3,241,223	—	11,292,514
Cost of shares redeemed	—	—	(4,587,027)	(4,883,652)
Change in net assets from capital transactions	5,273,484	3,241,223	(4,587,027)	6,408,862
Change in net assets	5,144,431	3,939,287	(4,883,392)	8,579,754
Net Assets:
Beginning of period	3,939,287	—	8,579,754	—
End of period	$9,083,718	$3,939,287	$3,696,362	$8,579,754
Share Transactions:
Issued	175,000	125,000	—	450,000
Redeemed	—	—	(150,000)	(175,000)
Change in shares	175,000	125,000	(150,000)	275,000

(a)    Commencement of operations.

See accompanying notes to financial statements

Statements of Changes in Net Assets (Continued)
	Emles Real Estate Credit ETF		Emles @Home ETF
	Six Months Ended December 31, 2021 (Unaudited)	For the period October 14, 2020(a) through June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the period October 14, 2020(a) through June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$58,249	$263,390	$603	$(4,452)
Net realized gains (losses) from investment transactions	69,286	(133,246)	6,529	882,952
Change in unrealized appreciation (depreciation) on investments	(99,900)	72,513	(220,392)	538,644
Change in net assets resulting from operations	27,635	202,657	(213,260)	1,417,144
Distributions to Shareholders From:
Total Distributions	(70,762)	(253,490)	(150,974)	—
Change in net assets from distributions	(70,762)	(253,490)	(150,974)	—
Capital Transactions:
Proceeds from shares issued	15,814	23,683,550	—	10,553,082
Cost of shares redeemed	(6,325,572)	(12,358,195)	(3,424,021)	(4,957,140)
Change in net assets from capital transactions	(6,309,758)	11,325,355	(3,424,021)	5,595,942
Change in net assets	(6,352,885)	11,274,522	(3,788,255)	7,013,086
Net Assets:
Beginning of period	11,274,522	—	7,113,086	100,000
End of period	$4,921,637	$11,274,522	$3,324,831	$7,113,086
Share Transactions:
Issued	—	950,000	—	425,000
Redeemed	(250,000)	(500,000)	(125,000)	(175,000)
Change in shares	(250,000)	450,000	(125,000)	250,000

(a)    Commencement of operations.

See accompanying notes to financial statements

Financial Highlights
For a share outstanding throughout the periods indicated
Emles Alpha Opportunities ETF	Six Months Ended December 31, 2021 (Unaudited)	June 9, 2021(a) through June 30, 2021
Net Asset Value, Beginning of Period	$27.14	$26.68
Net Investment Income (Loss)	(0.08)	0.02
Net Realized and Unrealized Gains (Losses) on Investments	(0.94)	0.44
Total from Investment Activities	(1.02)	0.46
Distributions from Net Investment Income	(0.01)	—
Distributions from Net Realized Gains on Investments	(3.78)	—
Total Distributions	(3.79)	—
Net Asset Value, End of Period	$22.33	$27.14
Net Assets at End of Period (000’s)	$58,065	$68,537
Total Return at NAV(b)(c)	(2.55)%	1.75%
Total Return at Market(b)(d)	(2.65)%	1.80%
Ratio of Operating Expenses to Average Net Assets(b)	1.75%	—	%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets(b)	(0.58)%	1.03	%(g)
Portfolio Turnover(b)(e)	51.56%	—%

(a)    Commencement of operations.

(b)   Not annualized for periods less than one year.

(c)    Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)   Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)    Excludes impact of in-kind transactions.

(f)    The ratio of expenses to Average Net Assets would have been 1.75% had certain expenses not been voluntarily waived for the period ended June 30, 2021.

(g)    The ratio of Net Investment Income (Loss) to Average Net Assets would have been (0.72)% had certain expenses not been voluntarily waived for the period ending June 30, 2021.

See accompanying notes to financial statements

Financial Highlights (Continued)
For a share outstanding throughout the periods indicated
Emles Federal Contractors ETF	Six Months Ended December 31, 2021 (Unaudited)	October 14, 2020(a) through June 30, 2021
Net Asset Value, Beginning of Period	$29.38	$24.81
Net Investment Income (Loss)	0.12	0.32
Net Realized and Unrealized Gains (Losses) on Investments	(1.34)	4.64
Total from Investment Activities	(1.22)	4.96
Distributions from Net Investment Income	(0.15)	(0.39)
Distributions from Net Realized Gains on Investments	(3.42)	—
Total Distributions	(3.57)	(0.39)
Net Asset Value, End of Period	$24.59	$29.38
Net Assets at End of Period (000’s)	$1,844	$5,876
Total Return at NAV(b)(c)	(3.53)%	20.08%
Total Return at Market(b)(d)	(3.49)%	20.15%
Ratio of Operating Expenses to Average Net Assets(b)	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets(b)	0.82%	1.67%
Portfolio Turnover(b)(e)	17.00%	54.68%

(a)    Commencement of operations.

(b)   Not annualized for periods less than one year.

(c)    Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)   Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)    Excludes impact from in-kind transactions.

See accompanying notes to financial statements

Financial Highlights (Continued)
For a share outstanding throughout the periods indicated
Emles Luxury Goods ETF	Six Months Ended December 31, 2021 (Unaudited)	November 24, 2020(a) through June 30, 2021
Net Asset Value, Beginning of Period	$31.51	$25.00
Net Investment Income (Loss)	0.25	0.02
Net Realized and Unrealized Gains (Losses) on Investments	(0.72)	6.49
Total from Investment Activities	(0.47)	6.51
Distributions from Net Investment Income	(0.22)	— (b)
Distributions from Net Realized Gains on Investments	(0.54)	—
Total Distributions	(0.76)	— (b)
Net Asset Value, End of Period	$30.28	$31.51
Net Assets at End of Period (000’s)	$9,084	$3,939
Total Return at NAV(c)(d)	(1.42)%	26.06%
Total Return at Market(b)(e)	(1.94)%	26.53%
Ratio of Operating Expenses to Average Net Assets(c)	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets(c)	1.61%	0.09%
Portfolio Turnover(e)(f)	37.80%	60.82%

(a)    Commencement of operations.

(b)   Amount is less than $0.005.

(c)    Not annualized for periods less than one year.

(d)   Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)    Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)    Excludes impact of in-kind transactions.

See accompanying notes to financial statements

Financial Highlights (Continued)
For a share outstanding throughout the periods indicated
Emles Made in America ETF	Six Months Ended December 31, 2021 (Unaudited)	October 14, 2020(a) through June 30, 2021
Net Asset Value, Beginning of Period	$31.20	$24.80
Net Investment Income (Loss)	0.21	0.34
Net Realized and Unrealized Gains (Losses) on Investments	1.82	6.42
Total from Investment Activities	2.03	6.76
Distributions from Net Investment Income	(0.28)	(0.36)
Distributions from Net Realized Gains on Investments	(3.38)	—
Total Distributions	(3.66)	(0.36)
Net Asset Value, End of Period	$29.57	$31.20
Net Assets at End of Period (000’s)	$3,696	$8,580
Total Return at NAV(b)(c)	7.08%	27.41%
Total Return at Market(b)(d)	7.03%	27.48%
Ratio of Operating Expenses to Average Net Assets(b)	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets(b)	1.36%	1.72%
Portfolio Turnover(b)(e)	15.22%	25.57%

(a)    Commencement of operations.

(b)   Not annualized for periods less than one year.

(c)    Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)   Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)    Excludes impact of in-kind transactions.

See accompanying notes to financial statements

Financial Highlights (Continued)
For a share outstanding throughout the periods indicated
Emles Real Estate Credit ETF	Six Months Ended December 31, 2021 (Unaudited)	October 14, 2020(a) through June 30, 2021
Net Asset Value, Beginning of Period	$25.05	$24.91
Net Investment Income (Loss)	0.27	0.37
Net Realized and Unrealized Gains (Losses) on Investments	(0.36)	0.15 (b)
Total from Investment Activities	(0.09)	0.52
Distributions from Net Investment Income	(0.35)	(0.38)
Distributions from Net Realized Gains on Investments	—	—
Total Distributions	(0.35)	(0.38)
Net Asset Value, End of Period	$24.61	$25.05
Net Assets at End of Period (000’s)	$4,922	$11,275
Total Return at NAV(c)(d)	(0.38)%	2.12%
Total Return at Market(c)(e)	(0.27)%	2.10%
Ratio of Operating Expenses to Average Net Assets(c)	0.48%	0.48%
Ratio of Net Investment Income (Loss) to Average Net Assets(c)	2.15%	2.09%
Portfolio Turnover(c)	16.89%	86.44%

(a)    Commencement of operations.

(b)   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

(c)    Not annualized for periods less than one year.

(d)   Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)    Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

See accompanying notes to financial statements

Financial Highlights (Concluded)
For a share outstanding throughout the periods indicated
Emles @Home ETF	Six Months Ended December 31, 2021 (Unaudited)	October 14, 2020(a) through June 30, 2021
Net Asset Value, Beginning of Period	$28.00	$25.00
Net Investment Income (Loss)	0.00 (b)	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments	(1.06)	3.01
Total from Investment Activities	(1.06)	3.00
Distributions from Net Investment Income	(0.01)	—
Distributions from Net Realized Gains on Investments	(1.16)	—
Total Distributions	(1.17)	—
Net Asset Value, End of Period	$25.77	$28.00
Net Assets at End of Period (000’s)	$3,325	$7,113
Total Return at NAV(c)(d)	(3.62)%	11.12	%(e)
Total Return at Market(c)(f)	(3.37)%	11.03%
Ratio of Operating Expenses to Average Net Assets(c)	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets(c)	0.03%	(0.07)%
Portfolio Turnover(c)(g)	56.44%	29.79%

(a)    Commencement of operations.

(b)   Amount is less than $0.005.

(c)    Not annualized for periods less than one year.

(d)   Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)    Total return based on traded NAV.

(f)    Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g)    Excludes impact of in-kind transactions.

See accompanying notes to financial statements

Notes to Financial Statements	December 31, 2021 (Unaudited)

(1) Organization

Emles Trust (the “Trust”) was organized on October 2, 2018 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of Shares of beneficial interest for each fund (“Shares”) representing interests in separate portfolios of securities. The accompanying financial statements are those of the Emles Alpha Opportunities ETF, Emles Federal Contractors ETF, Emles Luxury Goods ETF, Emles Made in America ETF, Emles Real Estate Credit ETF, and Emles @Home ETF (individually referred to as a “Fund” or collectively as the “Funds”). The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Emles Alpha Opportunities ETF is to seek maximization of total return, with capital preservation as a secondary goal. Emles Advisors, LLC (the “Adviser”) seeks to achieve the capital preservation portion of the Fund’s investment objective by using active risk management techniques to hedge net exposure through options, ETFs and individual equities. The investment objective of each Fund listed in the table below is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index as indicated in the table below (each, an “Index” and collectively, the “Indices”). The Funds listed in the table below seek to achieve their investment objectives by attempting to replicate their respective Index by investing all, or substantially all (at least 80%), of their assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. Each Fund’s Prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Funds are non-diversified exchange-traded funds.

Fund	Index
Emles Federal Contractors ETF	Emles Federal Contractors Index
Emles Luxury Goods ETF	Emles Global Luxury 50 Index
Emles Made in America ETF	Emles American Manufacturing Index
Emles Real Estate Credit ETF	Solactive U.S. Real Estate Bond Index
Emles @Home ETF	Emles Home Lifestyle Index

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called (“Creation Units”). The Creation Unit for Emles Alpha Opportunities ETF, Emles Federal Contractors ETF, Emles Luxury Goods ETF, Emles Made in America ETF and Emles @Home ETF is 25,000 Shares, and the Creation Unit for Emles Real Estate Credit ETF is 50,000 Shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Financial Services, LLC (the “Distributor”). Most investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Investors who are not Authorized Participants may only purchase or sell Shares of a Fund in the secondary market at market prices.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies, including FASB Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)	December 31, 2021 (Unaudited)

A. Investment Valuations

The Funds hold their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

In calculating their NAV, the Funds generally value their assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments in accordance with procedures adopted by the Board. When reliable market quotations are not readily available for a security, the fair value of that security will be determined by the Board or a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•   Level 1 — Quoted prices in active markets for identical assets.

•   Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 — Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time NAV is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data (“matrix valuations”), without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Securities lending collateral is invested in a Citibank DDCA and no valuation adjustments are applied. Securities lending collateral is categorized as Level 1 in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Notes to Financial Statements (Continued)	December 31, 2021 (Unaudited)

The Funds may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of Shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying Shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated NAV, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Funds may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The following table provides the fair value measurement as of December 31, 2021:

	Level 1	Level 2	Level 3	Total Investments
Emles Alpha Opportunities ETF
Common Stocks(1)	$56,210,474	$—	$—	$56,210,474
Mutual Fund(1)	2,202,229	—	—	2,202,229
Purchased Options(1)	1,858,900	—	—	1,858,900
Warrants(1)	1,302,192	—	—	1,302,192
Total Investment Securities	$61,573,795	$—	$—	$61,573,795
Common Stocks Sold Short	(11,740,460)	—	—	(11,740,460)
Written Options(1)	(68,050)	—	—	(68,050)
Total Investments	$49,765,285	$—	$—	$49,765,285

Emles Federal Contractors ETF
Common Stocks(1)	$1,839,302	$—	$—	$1,839,302
Total Investments	$1,839,302	$—	$—	$1,839,302

Emles Luxury Goods ETF
Common Stocks(1)	$9,077,081	$—	$—	$9,077,081
Total Investments	$9,077,081	$—	$—	$9,077,081

Emles Made in America ETF
Common Stocks(1)	$3,690,673	$—	$—	$3,690,673
Total Investments	$3,690,673	$—	$—	$3,690,673

Emles Real Estate Credit ETF
Corporate Bonds(1)	$—	$4,874,203	$—	$4,874,203
Total Investments	$—	$4,874,203	$—	$4,874,203

Emles @Home ETF
Common Stocks(1)	$3,318,528	$—	$—	$3,318,528
Total Investments	$3,318,528	$—	$—	$3,318,528

(1)    Please see the Schedule of Investments for industry classifications.

Notes to Financial Statements (Continued)	December 31, 2021 (Unaudited)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties.

C. Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed U.S. federally insured limits. Amounts swept overnight are available on the next business day.

D. Restricted Securities and Illiquid Investments

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Adviser under the Funds’ liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. To the extent that the Funds purchase securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

E. Short Sales

Emles Alpha Opportunities ETF may take long or short positions in the asset classes identified above either directly or indirectly through investments in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and derivative instruments such as, but not limited to, futures, swaps, options and currency forward contracts. The Fund may take short positions indirectly through investments in ETFs or ETNs, including inverse ETFs (funds that are designed to rise in price when stock prices are falling) or ETNs and derivative instruments (listed above) that are intended to provide inverse exposure to a particular asset class or currency. The Fund may also invest in leveraged ETFs. Long positions and short positions may be taken to enhance expected return, reduce expected risk or both. The Adviser expects the Fund’s net long exposure to typically be between 70% and 110% of total net assets, but it may range from -100% to 225% of total net assets over a short time horizon while an active directional exposure is being applied.

F. Dividends and Distributions to Shareholders

The Emles Alpha Opportunities ETF, Emles Federal Contractors ETF, Emles Luxury Goods ETF, Emles Made in America ETF, and Emles @Home ETF each expect to declare and pay dividends from net investment income, if any, on a quarterly basis. Emles Real Estate Credit ETF expects to declare and pay dividends from net investment income, if any, on a monthly basis. Each Fund also makes distributions of net capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

Notes to Financial Statements (Continued)	December 31, 2021 (Unaudited)

The Funds may own Shares of real estate investments trusts (“REITs”) and master limited partnerships (“MLPs”) which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost.

G. Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Options Contracts:

Purchased Options Contracts — A Fund pays a premium which is included in “Investments” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. A Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — A Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that a Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of December 31, 2021, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased option contracts outstanding as of December 31, 2021, and the monthly average notional amount for these contracts for the period ended December 31, 2021, were as follows:

	Outstanding Notional Amount	Monthly Average Notional Amount
Purchased Option Contracts:
Emles Alpha Opportunities ETF	$13,640,000	$12,283,750
	Outstanding Notional Amount	Monthly Average Notional Amount
Written Option Contracts:
Emles Alpha Opportunities ETF	$(15,150,000)	$(7,070,167)

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Assets	Liabilities
Fund	Investments, at value for Purchased Options	Written Options, at Fair Value
Equity Risk Exposure:
Emles Alpha Opportunities ETF	$1,858,900	$(68,050)

Notes to Financial Statements (Continued)	December 31, 2021 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, as of December 31, 2021:

	Net Realized Gains/ (Losses) From
Fund	Purchased Options	Written Options
Equity Risk Exposure:
Emles Alpha Opportunities ETF	$(2,651,469)	$537,770
Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Change in Unrealized Appreciation/(Depreciation) on Written Options
Equity Risk Exposure:
Emles Alpha Opportunities ETF	$ (751,994)

(3) Borrowings and Other Financing Transactions

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending:    The Funds may lend securities to qualified financial institutions, brokers and dealers. Citibank serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each Fund receives compensation for lending securities from interest or dividends earned on the cash held as collateral, less associated fees and expenses. Such income is reflected in Investment income from securities lending within the Statements of Operations. Cash collateral received is invested in a Citibank DDCA.

The value of loaned securities and related cash and non-cash collateral outstanding at December 31, 2021, if any, are shown on a gross basis within the Schedule of Investments.

Notes to Financial Statements (Continued)	December 31, 2021 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of December 31, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 days	Between 30 & 90 days	Greater Than 90 days	Total
Emles Alpha Opportunities ETF
Common Stocks	$4,152,842	$—	$—	$—	$4,152,842
Total Borrowings	$4,152,842	$—	$—	$—	$4,152,842

Emles Luxury Goods ETF
Common Stocks	$467,010	$—	$—	$—	$467,010
Total Borrowings	$467,010	$—	$—	$—	$467,010

(4) Transactions with Affiliates and Other Service Providers

A. Investment Management Fees

Emles Advisors LLC serves as investment adviser to the Funds pursuant to a management agreement between the Trust and the Adviser (the “Management Agreement”). Under the Management Agreement, the Adviser is responsible for the overall management of each Fund. The Adviser provides an investment program for each Fund. The Adviser also provides proactive oversight of the buying and selling of securities for each Fund. In addition, the Adviser arranges for, and oversees, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Funds to operate.

Each Fund pays the Adviser an annual unitary management fee, based on a percentage of each Fund’s average daily net assets, which is calculated daily and paid monthly.

Fund	Management Fee Rate
Emles Alpha Opportunities ETF	1.75%
Emles Federal Contractors ETF	0.60%
Emles Luxury Goods ETF	0.60%
Emles Made in America ETF	0.49%
Emles Real Estate Credit ETF	0.48%
Emles @Home ETF	0.49%

Pursuant to the Management Agreement on behalf of the Funds, the Adviser has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation, any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection  therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes);(vi) fees and expenses related to the provision of securities lending services; and (vii) the advisory fee payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of such Funds and are not paid by the Adviser. The Adviser pays the compensation of the Independent Trustees out of its unitary fee.

Notes to Financial Statements (Continued)	December 31, 2021 (Unaudited)

B. Distribution Plan and Distribution Agreement

Foreside Financial Services, LLC, a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

No payments from the Funds are currently planned under the Distribution and Service Plan. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

C. Other Service Providers

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator and fund accountant for the Funds pursuant to a Services Agreement. Citibank, NA serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Principal Financial Officer and Chief Compliance Officer

Certain employees of PINE Advisor Solutions, LLC serve as officers of the Funds.

D. Other Related Parties

Certain officers and a Trustee of the Trust are also employees of the Adviser.

(5) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, short-term investments, and U.S. Government securities for the period ended December 31, 2021 were as follows:

	Purchases	Sales
Emles Alpha Opportunities ETF	$28,847,234	$38,418,146
Emles Federal Contractors ETF	482,891	742,008
Emles Luxury Goods ETF	2,776,524	2,889,725
Emles Made in America ETF	700,813	1,127,015
Emles Real Estate Credit ETF	981,778	7,214,761
Emles @Home ETF	2,266,090	2,422,328

Purchases and sales of in-kind transactions for the period ended December 31, 2021 were as follows:

	Purchases	Sales
Emles Alpha Opportunities ETF	$15,077,467	$13,500,296
Emles Federal Contractors ETF	1,481,545	5,049,371
Emles Luxury Goods ETF	5,159,569	—
Emles Made in America ETF	—	4,579,409
Emles Real Estate Credit ETF	—	—
Emles @Home ETF	—	3,424,835

Notes to Financial Statements (Continued)	December 31, 2021 (Unaudited)

(6) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of Shares or multiples thereof at NAV. Except when aggregated in Creation Units, Shares of each Fund are not redeemable. Transactions in Shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250 for Emles Alpha Opportunities ETF, Emles Federal Contractors ETF, Emles Made in America ETF, and Emles @Home ETF. The standard transaction fee charge is $700 for Emles Luxury Goods ETF and $750 for Emles Real Estate Credit ETF.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

The Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a Fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a Fund and are charged to defray the transaction cost to a Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a Fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.

(7) Investment Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks for each Fund is included in the Prospectus.

Active Trading Market Risk.    Although each Fund’s Shares are listed on the Exchange, it is possible that an active trading market may not be maintained. Although this could happen at any time, it is more likely to occur during times of severe market disruption. If you attempt to sell your ETF Shares when an active trading market is not functioning, you may have to sell at a significant discount to NAV. In extreme cases, you may not be able to sell your Shares at all.

Concentration Risk.    The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect each Fund’s investments more than the market as a whole, to the extent that a Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk.    The market price of each Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of each Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker dealers and large institutional investors that have entered into participation agreements (unlike Shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained.

Notes to Financial Statements (Continued)	December 31, 2021 (Unaudited)

Index-Related Risk.1    There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its Index or that a Fund will achieve its investment objectives. Market disruptions and regulatory restrictions could have an adverse effect on each Fund’s ability to adjust its exposure to the required levels in order to track its Index. Errors in index data, index computations or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on a Fund and its shareholders.

Indexing Strategy/Index Tracking Risk.1    The Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the applicable Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, each Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. Errors in Index data, Index computations or the construction of the applicable Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. The structure and composition of an Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund that tracks the Index. When there are changes made to the component securities of an Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. A Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in its Index. The Funds also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of each Index (i.e., achieve a high degree of correlation with the Index), the corresponding Fund’s return may not match the return of the Index. The Funds incur a number of operating expenses not applicable to an Index, and incur costs in buying and selling securities. In addition, the Funds may not be fully invested at times, generally as a result of cash flows into or out of the Funds or reserves of cash held by the Funds to meet redemptions. The Adviser may attempt to replicate Index returns by investing in fewer than all of the securities in an Index, or in some securities not included in an Index, potentially increasing the risk of divergence between each Fund’s return and that of its Index.

Market and Geopolitical Risk.    The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in each Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate change related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Non-Diversification Risk.    Each Fund is classified as “non-diversified” under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, each Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

1            These risk factors apply only to Emles Federal Contractors ETF, Emles Luxury Goods ETF, Emles Made in America ETF, Emles Real Estate Credit ETF, and Emles @Home ETF.

Notes to Financial Statements (Concluded)	December 31, 2021 (Unaudited)

Trading Issues Risk.    Although the Shares of the Funds are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Shares or Authorized Participants stop submitting purchase or redemption orders for Creation Units, each Fund’s Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of each Fund will continue to be met or will remain unchanged. Each Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2021.

Additional Information	December 31, 2021 (Unaudited)

Liquidity Risk Management

Emles Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Trust’s Board of Trustees (the “Board”) has designated Emles Advisors LLC, the investment adviser (the “Adviser”) to the Trust’s series (each a “Fund”), as the liquidity program administrator (“LPA”) of the Program. Personnel of the Adviser and officers of the Trust conduct the day-to-day operation of the Program pursuant to the Trust’s policies and procedures.

Under the Program, the LPA manages the liquidity risk of each Fund of the Trust. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The LPA’s process for determining the degree of liquidity of each Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board met on November 18, 2021 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the LPA provided the Board with a written report that addressed the operation of the Program during the preceding 12 months and assessed the Program’s adequacy and effectiveness, and any material changes to the Program (the “Report”). The Report covered the period from October 14, 2020 through September 30, 2021.

The Report included an overview of the LPA’s liquidity classification methodology. The Report contained materials that included, among other information, the LPA’s evaluation of each Fund’s investment strategy and the liquidity of its portfolio investments including the Fund’s objective, portfolio composition, portfolio concentration and known or identifiable risks to liquidity. The Report also included information about the Program management and operations.

The Report noted there have been no material changes to the Program since the Trust’s commencement of operations. No significant liquidity events impacting any Fund have been noted. In addition, the LPA has provided its assessment that the Program is adequately designed and had been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Portfolio Holdings

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC’s website at http://www.sec.gov. You may also obtain copies by calling the Funds at (833) 673-2661, free of charge.

Proxy Voting

Each Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number (833) 673-2661. Each Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

Each Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling (833) 673-2661, or referring to the SEC’s website at www.sec.gov.

www.emles.com

INVESTMENT ADVISER

Emles Advisors LLC

101 Greenwich Street, Suite 8C

New York, NY 10006

www.emles.com

Phone: (833) 673-2661

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

CUSTODIAN & TRANSFER AGENT

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

FUND ACCOUNTANT AND FUND ADMINISTRATOR

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

BOARD OF TRUSTEES

Gabriel Hammond

Albert Bellas

Peter Lebovitz

Wendy Wachtell

OFFICERS

Gabriel Hammond, Chief Executive Officer

Alexa Bonaros, Vice President

Tim Darcy, Vice President

Davendra Saxena, Secretary

Peter Sattelmair, Treasurer, Chief Financial Officer and Chief Accounting Officer

J.B. Blue, Chief Compliance Officer

Marcie McVeigh, Assistant Treasurer

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Emles Trust

By (Signature and Title)	/s/ Gabriel Hammond
Gabriel Hammond, President (Principal Executive Officer)

Date	March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gabriel Hammond
Gabriel Hammond, President (Principal Executive Officer)

Date	March 7, 2022

By (Signature and Title)	/s/ Peter Sattelmair
Peter Sattelmair, Treasurer (Principal Financial Officer)

Date	March 7, 2022